Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 18,572	$ 22,094
Accounts receivable-trade, net of allowance for doubtful accounts of $4,016 and $3,851, respectively	998,203	820,552
Accounts receivable-affiliates	12,867	4,772
Inventories	136,128	161,649
Prepaid expenses and other current assets	65,918	82,020
Assets held for sale	580,985	708,671
Total current assets	1,812,673	1,799,758
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation of $417,457 and $341,222, respectively	1,828,940	1,512,286
GOODWILL	1,110,456	1,170,530
INTANGIBLE ASSETS, net of accumulated amortization of $503,117 and $417,647, respectively	800,889	775,087
INVESTMENTS IN UNCONSOLIDATED ENTITIES	1,127	17,236
LOAN RECEIVABLE-AFFILIATE	0	1,200
OTHER NONCURRENT ASSETS	113,857	202,954
ASSETS HELD FOR SALE	234,551	672,071
Total assets	5,902,493	6,151,122
CURRENT LIABILITIES:
Accounts payable-trade	879,063	781,197
Accounts payable-affiliates	28,469	1,254
Accrued expenses and other payables	107,759	137,242
Advance payments received from customers	8,461	7,889
Current maturities of long-term debt	648	646
Liabilities held for sale	226,753	188,154
Total current liabilities	1,251,153	1,116,382
LONG-TERM DEBT, net of debt issuance costs of $12,008 and $20,645, respectively, and current maturities	2,160,133	2,679,740
OTHER NONCURRENT LIABILITIES	63,542	173,324
NONCURRENT LIABILITIES HELD FOR SALE	33	3,078
COMMITMENTS AND CONTINGENCIES (NOTE 9)
CLASS A 10.75% CONVERTIBLE PREFERRED UNITS, 19,942,169 and 19,942,169 preferred units issued and outstanding, respectively	149,814	82,576
REDEEMABLE NONCONTROLLING INTEREST HELD FOR SALE	0	9,927
EQUITY:
General partner, representing a 0.1% interest, 124,633 and 121,594 notional units, respectively	(50,603)	(50,819)
Limited partners, representing a 99.9% interest, 124,508,497 and 121,472,725 common units issued and outstanding, respectively	2,067,197	1,852,495
Class B preferred limited partners, 8,400,000 and 8,400,000 preferred units issued and outstanding, respectively	202,731	202,731
Accumulated other comprehensive loss	(255)	(1,815)
Noncontrolling interests	58,748	83,503
Total equity	2,277,818	2,086,095
Total liabilities and equity	$ 5,902,493	$ 6,151,122